Interest and Finance Costs	6 Months Ended
Jun. 30, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs

13. Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30,
	2017	2018
Interest costs on long term debt and other	$132,173	$16,966
Amortization and write off of financing fees	9,424	254
Discount on receivable from drilling contract	(308)	-
Capitalized borrowing costs	(17,474)	(552)
Commissions, commitment fees and other financial expenses	542	260
Total	$124,357	$16,928